Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (+by instrument type) (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 GBP (£) category	Dec. 31, 2022 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 462	£ 446
Unfavourable changes reflected in profit or loss	(573)	(505)
Favourable changes recognized in OCI	20	27
Unfavourable changes recognized in OCI	£ (22)	(19)
Number of financial instrument categories | category	1
Confidence level	95.00%
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	£ 184	225
Unfavourable changes reflected in profit or loss	(399)	(389)
Favourable changes recognized in OCI	8	8
Unfavourable changes recognized in OCI	(8)	(7)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	36	28
Unfavourable changes reflected in profit or loss	(19)	(17)
Favourable changes recognized in OCI	5	12
Unfavourable changes recognized in OCI	(5)	(5)
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	9	5
Unfavourable changes reflected in profit or loss	(9)	(5)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	99	44
Unfavourable changes reflected in profit or loss	(92)	(44)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	134	144
Unfavourable changes reflected in profit or loss	(54)	(50)
Favourable changes recognized in OCI	7	7
Unfavourable changes recognized in OCI	(9)	(7)
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	258	201
Unfavourable changes reflected in profit or loss	(369)	(261)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	196	236
Unfavourable changes reflected in profit or loss	(196)	(235)
Favourable changes recognized in OCI	0	0
Unfavourable changes recognized in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	8	9
Unfavourable changes reflected in profit or loss	(8)	(9)
Favourable changes recognized in OCI	20	27
Unfavourable changes recognized in OCI	£ (22)	£ (19)